17. INCOME TAXES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	$ 83,469	$ 53,793
Investments
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	0	0
Property, plant and equipment, net
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	6,753	4,974
Tax losses – capital
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	53,217	27,544
Tax losses – operating
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	21,944	19,833
Tax credits
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	897	860
Other deductible temporary differences
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	$ 658	$ 582